COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Jul. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) m² $ / SquareMeter	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 ft²
Commitments And Contingent Liabilities [Line Items]
Rent expenses net of sublease income			$ 3,116	$ 2,563	$ 2,211
Royalty and commissions expenses			$ 2,199	$ 2,022	$ 1,768
Percentage of commission			4.00%
Israeli Subsidiary
Commitments And Contingent Liabilities [Line Items]
Purchase price of land		$ 12,000
Israeli Subsidiary | Subsequent Event
Commitments And Contingent Liabilities [Line Items]
Extension of office space rent agreement years	5 years
Israeli Subsidiary | Company's founders
Commitments And Contingent Liabilities [Line Items]
Monthly rent per square meter | $ / SquareMeter			29
Israeli Subsidiary | Company's founders | Sublease to related party
Commitments And Contingent Liabilities [Line Items]
Area sublease to related party			1,305			14,047